CASH FLOW STATEMENT	12 Months Ended
Dec. 31, 2020
CASH FLOW STATEMENT
CASH FLOW STATEMENT

20 Cash flow statement

Accounting policy

In the Group cash flow statement, cash and cash equivalents includes cash at bank, other short-term liquid investments with original maturities of three months or less and bank overdrafts. In the Group balance sheet, bank overdrafts are shown within bank overdrafts, borrowings, loans and lease liabilities under current liabilities.

Analysis of net debt including lease liabilities

	Borrowings
	Cash	Overdrafts	Due within one year	Due after one year	Net currency swaps	Net interest swaps	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 1 January 2018	169	(14)	(13)	(1,423)	2	(2)	(1,281)
Net cash flow/debt movement	200	(18)	(118)	126	8	(1)	197
Exchange adjustment	(4)	–	(1)	(4)	(11)	–	(20)
At 31 December 2018	365	(32)	(132)	(1,301)	(1)	(3)	(1,104)
Net cash flow/debt movement	(88)	12	125	(550)	2	–	(499)
Exchange adjustment	–	–	1	–	(1)	3	3
At 31 December 2019	277	(20)	(6)	(1,851)	–	–	(1,600)
IFRS 16 lease liabilities	–	–	(46)	(124)	–	–	(170)
Net debt including lease liabilities at 31 December 2019	277	(20)	(52)	(1,975)	–	–	(1,770)
Net cash flow/debt movement	1,484	9	(260)	(1,285)	(7)	–	(59)
Exchange adjustment	1	–	(2)	(79)	7	2	(71)
Corporate bond issuance expense	–	–	–	8	–	–	8
IFRS 16 lease liabilities movement	–	–	(12)	(22)	–	–	(34)
Net debt including lease liabilities at 31 December 2020	1,762	(11)	(326)	(3,353)	–	2	(1,926)

Group financial statements continued

Notes to the Group accounts continued

20 Cash flow statement continued

Reconciliation of net cash flow to movement in net debt including lease liabilities

	2020	2019	2018
	$ million	$ million	$ million
Net cash flow from cash net of overdrafts	1,493	(76)	182
Settlement of currency swaps	(7)	2	8
Net cash flow from borrowings	(1,545)	(425)	7
Change in net debt from net cash flow	(59)	(499)	197
IFRS 16 lease liabilities	(34)	(170)	–
Exchange adjustment	(71)	3	(20)
Corporate bond issuance expense	8	–	–
Change in net debt in the year	(156)	(666)	177
Opening net debt[1]	(1,770)	(1,104)	(1,281)
Closing net debt[1]	(1,926)	(1,770)	(1,104)

1Includes IFRS 16 lease liabilities from 1 January 2019.

Cash and cash equivalents

For the purposes of the Group cash flow statement cash and cash equivalents at 31 December 2020 comprise cash at bank net of bank overdrafts.

	2020	2019	2018
	$ million	$ million	$ million
Cash at bank	1,762	277	365
Bank overdrafts	(11)	(20)	(32)
Cash and cash equivalents	1,751	257	333

The Group operates in over 100 countries around the world, some of which impose restrictions over cash movement. These restrictions have only a minimal impact of the management on the Group’s cash.

Cash outflows/(inflows) arising from financing activities

	Repayment	Borrowing	Proceeds from	Repayment	Cash			Proceeds from own
	of bank	of bank	Corporate	of lease	outflow		Purchase of	shares/issue of
	loans[1]	loans[1]	Bond issue	liabilities	from other	Dividends	own shares	ordinary shares	Total
2020	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Debt	405	(950)	(1,000)	55	(7)	–	–	–	(1,497)
Equity	–	–	–	–	–	328	16	(11)	333
Total	405	(950)	(1,000)	55	(7)	328	16	(11)	(1,164)

2019
Debt	865	(1,290)	–	46	2	–	–	–	(377)
Equity	–	–	–	–	–	318	63	(11)	370
Total	865	(1,290)	–	46	2	318	63	(11)	(7)

2018
Debt	401	(394)	–	–	8	–	–	–	15
Equity	–	–	–	–	–	321	48	(13)	356
Total	401	(394)	–	–	8	321	48	(13)	371

1This includes drawdown and repayment of the syndicated revolving credit facility.